Condensed Consolidated Balance Sheets - USD ($) $ in Thousands		Sep. 30, 2023		Dec. 31, 2022		Dec. 31, 2021
CURRENT ASSETS
Cash		$ 10,147		$ 372		$ 2,137
Prepaid expenses and other current assets		1,540		414		603
Total current assets		11,687		786		2,740
NONCURRENT ASSETS
Machinery and equipment, net		1,131		887		497
Operating lease right-of-use assets, net		4,331		199		88
Forward purchase agreement derivative asset		1,290
Deposits and other noncurrent assets		148		725		66
TOTAL ASSETS		18,587		2,597		3,391
CURRENT LIABILITIES
Related party legal settlement liability				640		880
Loans payable, net of issuance costs, current		1,000		1,000		1,038
Term notes payable, net of discount, including accrued interest, current		884		507
Related party term notes payable, net of discount, including accrued interest, current		1,442		1,962		522
Related party convertible notes payable, including accrued interest, current		19		804		1,365
Related party contingently convertible notes payable, at fair value, current				1,152		1,572
Simple agreements for future equity (SAFE), at fair value, current				24,575		14,394
Related party SAFE, at fair value, current				4,615		1,417
Finance lease liability, current		62		72		46
Operating lease right-of-use liability, current		994		44		90
Total current liabilities		10,873		42,989		25,959
NONCURRENT LIABILITIES
Operating lease right-of-use liability, noncurrent		3,299		305		5
Finance lease liability, noncurrent		96		142		38
Related party term notes payable, net of discount, including accrued interest		1,954
Other liabilities		508
Warrant liability		2,951
TOTAL LIABILITIES		19,681		43,436		26,002
Commitments and contingencies (Note 14)
STOCKHOLDERS’ DEFICIT
Common stock, $0.0001 par value, 120,000 shares authorized; 20,622 and 19,928 shares issued and outstanding as of December 31, 2022 and 2021, respectively		4	[1]	2	[1]	2
Additional paid-in capital		90,249	[1]	19,928	[1]	13,316
Accumulated other comprehensive loss, net of tax		(4)	[1]	(14)	[1]	(1)
Accumulated deficit		(91,343)	[1]	(70,356)	[1]	(44,929)
Total stockholders’ deficit		(1,094)	[1]	(50,440)	[1]	(31,612)
TOTAL LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS’ DEFICIT		18,587		2,597		3,391
Founders Convertible Preferred Stock [Member]
CONVERTIBLE PREFERRED STOCK
Convertible preferred stock	[1]			1,354
Series A1 Preferred Stock [Member]
CONVERTIBLE PREFERRED STOCK
Convertible preferred stock	[1]			3,871
Series A2 Preferred Stock [Member]
CONVERTIBLE PREFERRED STOCK
Convertible preferred stock	[1]			4,376
Founder Convertible Preferred Stock [Member]
CONVERTIBLE PREFERRED STOCK
Convertible preferred stock				1,354		1,354
Series A1 Convertible Preferred Stock [Member]
CONVERTIBLE PREFERRED STOCK
Convertible preferred stock				3,871		3,721
Series A2 Convertible Preferred Stock [Member]
CONVERTIBLE PREFERRED STOCK
Convertible preferred stock				4,376		3,926
Series B Convertible Preferred Stock [Member]
CONVERTIBLE PREFERRED STOCK
Convertible preferred stock
Nonrelated Party [Member]
CURRENT LIABILITIES
Related party accounts payable		1,410		2,124		510
Related party accrued expenses and other current liabilities		4,490		5,142		3,483
Related Party [Member]
CURRENT LIABILITIES
Related party accounts payable		81		147		114
Related party accrued expenses and other current liabilities		$ 491		205		23
Related party term notes payable, at fair value, current						$ 505

[1]	Retroactively restated for the reverse recapitalization as described in Note 3.